Recurring Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash	$ 785,553,621		$ 785,553,621		$ 441,037
Private Placement Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Adjustment of Warrants	$ (352,000)	$ 2,464,000	$ 1,290,666	$ 14,901,333	14,197,333
United States Treasury Bills [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Securities, Held-to-Maturity					$ 759,271,905